Description of Business and Organisation	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business and Organisation

1. DESCRIPTION OF BUSINESS AND ORGANIZATION

Description of Business

Yalla Group Limited (the “Company”), through its subsidiaries (collectively referred to as the “Group”) operates voice-centric social networking and entertainment platform mainly in the Middle East and North Africa region. The platform allows individual users free access to the basic functions on the platform. It also provides enhanced experiences for individual users by sales of virtual items and provision of upgrade services on the platform.